CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 217,631	$ 812,277	$ 684,592	$ 1,139,450
Total current assets	132,425,505	144,772,273
TOTAL ASSETS	140,443,752	154,240,533
Current Liabilities
Other payables and accrued liabilities	1,740,474	1,669,670
Due to shareholder	307,499	282,499
Total Current Liabilities	30,790,231	50,106,311
TOTAL LIABILITIES	37,997,958	50,106,311
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 and 19,828,790 shares outstanding as of December 31, 2016 and 2015, respectively	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	6,123,022	5,631,373
Retained earnings	54,590,589	50,258,265
Accumulated other comprehensive income/(loss)	(4,378,873)	2,596,227
Treasury stock, at cost: 208,890 and 171,210 shares as of December 31, 2016 and 2015, respectively	(192,153)	(155,343)
TOTAL SHAREHOLDERS' EQUITY	90,314,040	92,501,977
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	140,443,752	154,240,533
Ossen Innovation Co., Ltd [Member]
Current Assets
Cash	3,461	81,493	$ 23,762	$ 19,171
Due from related party	20,000,000	20,000,000
Total current assets	20,003,461	20,081,493
Investments in subsidiaries	71,766,984	73,637,980
TOTAL ASSETS	91,770,445	93,719,473
Current Liabilities
Other payables and accrued liabilities	1,148,906	934,997
Due to shareholder	307,499	282,499
Total Current Liabilities	1,456,405	1,217,496
TOTAL LIABILITIES	1,456,405	1,217,496
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 and 19,828,790 shares outstanding as of December 31, 2016 and 2015, respectively	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	6,123,022	5,631,373
Retained earnings	54,590,589	50,258,265
Accumulated other comprehensive income/(loss)	(4,378,873)	2,596,227
Treasury stock, at cost: 208,890 and 171,210 shares as of December 31, 2016 and 2015, respectively	(192,153)	(155,343)
TOTAL SHAREHOLDERS' EQUITY	90,314,040	92,501,977
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 91,770,445	$ 93,719,473